Transfers of Financial Assets - Transferred Assets with on-going Involvement II (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Year-to- date P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	€ 9	€ 3
Non-standard Interest Rate, cross-currency or inflation-linked swap	21	46
Net gains/(losses) recognized from on-going involvement in derecognized assets	30	49
Cumulative P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	13	3
Non-standard Interest Rate, cross-currency or inflation-linked swap	268	510
Net gains/(losses) recognized from on-going involvement in derecognized assets	281	513
Gain/(loss) on disposal [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	11	79	[1]
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	€ 11	€ 79

[1]	Typically, sales of assets into securitization vehicles were of assets that were classified as Fair Value through P&L, therefore any gain or loss on disposal is immaterial.